UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Name and address of agent for service:	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus™ LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2020

Item #1. Reports to Stockholders.

INDEX	OTG Latin America Fund

ANNUAL REPORT

For the period May 8, 2019* to March 31, 2020

*Inception date

OTG Latin America Fund

OTG Latin America Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

ANNUAL REPORT

OTG Latin America Fund

“On the Ground”

April 17, 2020

Dear Shareholder,

OTG Latin America Fund “On the Ground” (OTGAX) (the “Fund”) was launched on May 8, 2019 after months of analysis, a product design and efforts aimed at bringing a single investment vehicle that captured both exposure to the Latin America Region (the “Region”) and leveraged the experience from a team of investment professionals that were born and raised in the region. As such, OTGAX’s flexible investment strategy and skepticism to setting specific targets as far as country, sector or industry is one of the key differences in our approach. We at Strategic Asset Management, Ltd. (as advisor to OTGAX) believe that opportunities can be found if there is disciplined patience and diligence. We also believe that although the Region is physically and economically connected, each country must be treated and analyzed as a separate component. That is, anticipating when to over-weigh a country, anticipating when to under-weigh a sector, anticipating when equities are priced more attractively in local markets and securities which are not on the radar of other asset managers.

As we close in on our first year of operations, I would like to share with you the following:

As implicit to the name of the Fund, normally at least 80% of the portfolio is invested in the Region. It is worth noting that not all countries that make up the Region are present in the portfolio holdings as can be seen in the Schedule of Investments. The reason for not investing in all countries from the Region is quite simple: after analyzing the different options we did not believe that the opportunities were there. We do monitor and analyze most countries should conditions in each country change. Another aspect worth highlighting is the 20% portion of the Fund`s portfolio that may be invested outside the Region.

Our portfolio turnover rate for the year was 296% which reflects the volume and frequency with which trades are placed. We believe that given the dynamic conditions found in the Region (and the rest of the world to a certain extent) daily monitoring (and trading) of the portfolio needs to take place to account for political, social and economic factors. One of the key drivers of frequent trading is directly related to the fluctuations in exchange rates that the currencies from the Region undergo – often times as a response to funds flowing in (via commodities purchased for example) while other times more as a result of monetary policy being applied. We would like to mention that we monitor

ANNUAL REPORT

OTG Latin America Fund

Shareholder Letter - continued

exchange rates frequently throughout the day and periodically conduct trend analysis to interpret general headings. Due to the low prices of commodities and given that the Region is rich in commodities and precious metals, the Region as a whole has undergone a significant depreciation of their local currency during the past 6-12 months.

We would also like to point out that due to our professional background from an Advisor point of view (banking and finance) we tend to favor investments in this sector throughout the Region. We estimate that the Region has undergone real economic growth in the range of 3%-5% during 2019, creating the conditions and need for more funding and financial services. Therefore, we anticipate that attractive investment opportunities may continue to exist in this sector due to the wide reaching effect of banking services and large portions of the population without access to banking and financial services.

Furthermore, we believe that due to the sustained population growth and increased purchasing power from a larger middle class, the Region`s internal demand for products and services creates a favorable target market for companies focusing on consumer goods and services such as food, beverages, transportation and communications. Local companies can now focus on a much closer (and logistically easier) market, getting one step closer to elusive economies of scale found in the past.

As you all know the last quarter was catastrophic due to the coronavirus pandemic, not only for the Region but for the whole financial world, markets have dropped in ways not seen since the financial meltdown back in 2008 – 2009. Latin America markets were not the exception to this abrupt downfall. In addition; if we add the effect of currency depreciation the final result is much worse.

Our performance since inception through the end of the Fund`s first fiscal year has netted a return of -40.90%, excluding the impact of the maximum sales charge. If we compare the return of the Fund’s benchmark, the MSCI Emerging Markets Latin America Index (MXLA), to the return of the Fund, the Fund is slightly better. The MXLA returned -41.66% for the same period.

We believe that the year to come will be a very challenging year for the Region, the real impact of several countries’ lockdown is really unknown; however, this should pass and when it does we believe that the recovery should be a lot quicker than in past recessions.

ANNUAL REPORT

OTG Latin America Fund

Shareholder Letter - continued

Although we believe inflationary pressures and volatility in the foreign exchange market from the Region will persist, opportunities may still be found in short term intervals. We will be monitoring and analyzing changes from an economic, political and social perspective as an effort to identify these opportunities.

We appreciate having you as a shareholder!

Sincerely,

Mauricio Alvarez
Portfolio Manager

OTG Latin America Fund “On the Ground”

ANNUAL REPORT

OTG Latin America Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Strategic Asset Management, Ltd. (“SAM”) waived or reimbursed part of the Fund’s total expenses. Had SAM not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2020 and are subject to change at any time.

ANNUAL REPORT

OTG Latin America Fund

COMPARISON OF $10,000 INVESTMENT IN OTG LATIN AMERICA FUND
CLASS A NO LOAD SHARES VS. MSCI EMERGING MARKETS LATIN AMERICA INDEX
$11
$10
$9
$8
$7
$6
$5
Thousands
5/9/2019
3/31/2020
$5,910
$5,834
$5,615
OTG Latin America Fund with load
MSCI EM Latin America Index
OTG Latin America Fund no load

Class A Shares
Total Return
Since Inception 5/8/2019 to 3/31/2020
OTG Latin America Fund
without load	(40.90%)
with load	(43.85%)
MSCI EM Latin America Index	(41.66%)

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.

The MSCI Emerging Markets Latin America Index captures large and mid cap representation across 6 Emerging Markets (EM) countries in Latin America. With 112 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Returns do not include dividends and distributions and are expressed in US$.

ANNUAL REPORT

OTG Latin America Fund

Portfolio Compositionas of March 31, 2020

Holdings by Industry/Asset Class	% of Net Assets
Corporate Bonds	12.89%
Common Stocks:
Banks	23.15%
Materials	19.44%
Energy	9.58%
Food, Beverage & Tobacco	9.11%
Food & Staples Retailing	5.29%
Retailing	4.42%
Software & Services	3.71%
Real Estate	3.65%
Media & Entertainment	2.61%
Consumer Services	1.81%
Health Care	1.43%
Utilities	0.56%
Consumer Staples	0.53%
Financial	0.02%
Money Market Funds	0.45%
Total Investments	98.65%

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Schedule of InvestmentsMarch 31, 2020

		Shares	Fair Value
12.89%	CORPORATE BONDS

7.38%	ARGENTINA
	Argentina, 5.625%, 1/26/2022	250,000	$74,500
	Banco Hipotecario S.A., 9.750%, 11/30/2020	600,000	397,776
	Buenos Aires, 10.875%, 1/26/2021	100,020	32,006
			504,282

2.84%	BRAZIL
	CSN Islands XI Corp, 6.750%, 1/28/2028	300,000	193,497

2.67%	PERU
	PERU LNG S.R.L, 5.375%, 3/22/2030	300,000	182,563

12.89%	TOTAL CORPORATE BONDS		880,342
	(Cost: $1,455,931)

85.31%	COMMON STOCKS

2.73%	ARGENTINA
	Grupo Supervielle S.A. ADR	15,626	24,377
	IRSA Inversiones y Representaciones S.A. ADR	38,575	134,241
	IRSA Propiedades Comerciales S.A. ADR	390	2,738
	YPF Sociedad Anonima	6,000	25,020
			186,376

42.01%	BRAZIL
	Afya Ltd.	6,500	123,890
	Ambev S.A.	63,000	144,900
	Banco Bradesco S.A. ADR	73,600	298,816
	BRF S.A. ADR*	30,000	87,000
	Cia Brasileira de Disribuicao ADR	14,900	187,889

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedMarch 31, 2020

		Shares	Fair Value
	Gerdau S.A.	78,750	$150,412
	Hapvida Participacoes e Investimentos S.A.	12,000	97,920
	Itau Unibanco Holdings S.A. ADR	63,100	283,319
	JBS SA	20,000	78,289
	Magazine Luiza SA	9,400	70,535
	PagSeguro Digital Ltd.	8,100	156,573
	Petroleo Brasileiro S.A. ADR	114,450	629,475
	Suzano S.A. ADR	32,892	225,968
	Vale S.A. ADR	40,350	334,501
			2,869,487

3.56%	CHILE
	Banco de Credito e Inversiones	3,634	123,129
	Compania Cervecerias Unidas S.A.	5,234	35,897
	Compania Cervecerias ADR	3,400	45,492
	Enel Americas S.A.	314,000	38,374
			242,892

3.34%	COLOMBIA
	Bancolombia SA	4,950	123,552
	Cementos Argos S.A.	102,462	103,168
	Grupo Aval Acciones y Valores S.A.	6,000	1,325
			228,045

18.65%	MEXICO
	Alpek S.A.B. de C.V.	22	8
	Banco del Bajio S.A.	88,000	75,972
	Betterware de Mexco SA de CV	24,752	231,184
	Cemex S.A.B. de C.V. ADR	207,900	440,748
	Macquarie Mexico Real Estae Management SA de CV	43,392	36,034
	Fibra Uno Administration S.A. de C.V.	97,500	76,405
	Fomento Economico Mexicano S.A.B. de C.V. ADR	29,152	175,999
	Grupo Bimbo S.A. B. de C.V.	59,500	86,482

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Schedule of Investments - continuedMarch 31, 2020

		Shares	Fair Value
	GPO Mexico SAB de CV	39,700	$73,200
	Grupo Televisa S.A.B.	13,500	78,300
			1,274,332

9.59%	PERU
	Alicorp S.A.A.	2,055	4,401
	Credicorp Ltd.	2,120	303,308
	Inretail Peru Corp.	5,566	173,659
	Intercorp Financial Services*	6,265	173,666
			655,034

2.56%	SPAIN
	Banco Santander S.A. ADR	74,553	175,199

2.87%	UNITED STATES
	Comcast Corp A Class	2,900	99,702
	Mastercard Inc.	400	96,624
			196,326

85.31%	TOTAL COMMON STOCKS		5,827,691
	(Cost: $9,227,781)

0.45%	MONEY MARKET FUNDS
	Morgan Stanley Institutional Liquidity Fund - Institutional Class 0.25%**	30,958	30,958
	(Cost: $30,958)

98.65%	TOTAL INVESTMENTS
	(Cost: $ 10,714,670)		6,738,991
1.35%	Other assets, net of liabilities		92,164
100.00%	NET ASSETS		$6,831,155

*Non-income producing

**Effective 7 day yield as of March 31, 2020

ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Statement of Assets and Liabilities March 31, 2020

ASSETS
Investments at fair value (identified cost of $10,714,670) (Note 1)	$6,738,991
Cash	15,734
Receivable for securities sold	204,233
Receivable for capital stock sold	5
Dividends and interest receivable	42,954
Withholding tax reclaim	332
Receivable from investment adviser	18,504
Prepaid expenses	22,560
TOTAL ASSETS	7,043,313

LIABILITIES
Payable for investments purchased	202,719
Accrued accounting fees	5,260
Accrued administration and transfer agent fees	2,184
Other accrued expenses	1,995
TOTAL LIABILITIES	212,158
NET ASSETS	$6,831,155

Net Assets Consist of:
Paid-in-capital applicable to 1,170,821 no par value shares of beneficial interest outstanding, unlimited shares authorized	$11,708,612
Distributable earnings (deficit)	(4,877,457)
Net Assets	$6,831,155

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$6,831,155
Shares Outstanding	1,170,821
Net Asset Value and Redemption Price Per Share	$5.83
Maximum Offering Price Per Share*	6.14
Redemption Price Per Share**	5.71

*Includes maximum offering price per share with sales charge of 5.00%

**Redemption Price Per Share of 2% on the proceeds redeemed within 60 days of purchase.

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Statement of OperationsPeriod May 8, 2019 (inception date) to
March 31, 2020

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $12,251)	$169,439
Interest	188,144
Total investment income	357,583

EXPENSES
Investment management fees (Note 2)	108,481
12b-1 fees (Note 2)	24,654
Recordkeeping and administrative services (Note 2)	31,232
Accounting fees	46,900
Custody fees	13,994
Transfer agent fees (Note 2)	17,998
Professional fees	36,317
Filing and registration fees	300
Trustee fees	5,707
Compliance fees	6,397
Shareholder servicing and reports	14,768
Insurance	834
Proxy expense	22,000
Other	11,678
Total expenses	341,260
Management fee waivers and reimbursements (Note 2)	(126,953)
Net Expenses	214,307
Net investment income (loss)	143,276

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(923,016)
Net realized gain (loss) on short positions	1,356
Net realized gain (loss) on options written	19,449
Net realized gain (loss) on foreign currency transactions	16,741
Total net realized gain (loss)	(885,470)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(3,975,679)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currency	(89)
Total net increase (decrease) in unrealized appreciation (depreciation)	(3,975,768)
Net realized and unrealized gain (loss) on investments	(4,861,238)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,717,962)

OTG Latin America Fund

Statement of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

Period May 8, 2019* to March 31, 2020
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$143,276
Net realized gain (loss) on investments, short positions, options written and foreign currency transactions	(885,470)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(3,975,768)
Increase (decrease) in net assets from operations	(4,717,962)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid	(159,495)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	11,549,117
Distributions reinvested	159,495
Increase in net assets from capital stock transactions	11,708,612

NET ASSETS
Increase during period	6,831,155
Beginning of period	—
End of period	$6,831,155

*Commencement of operations.

See Notes to Financial Statements

ANNUAL REPORT

OTG Latin America Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Class A
	Period May 8, 2019* to March 31, 2020
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(1)	0.12
Net realized and unrealized gain (loss) on investments	(4.15)
Total from investment activities	(4.03)
Distributions
Net investment income	(0.11)
Net realized gain	(0.03)
Total distributions	(0.14)
Net asset value, end of period	$5.83
Total Return	(40.90	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.46	%(A)**
Expenses, net of waiver	2.17	%**
Net investment income (loss)	1.45	%**
Portfolio turnover rate	296.18	%***
Net assets, end of period (000’s)	$6,831

(1)Per share amounts calculated using the average share method.

(A)Ratio of total expenses before management fee waivers, excluding proxy costs, would have been 3.24% for the period May 8, 2019* to March 31, 2020.

*Commencement of operations.

**Annualized

***Not annualized

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements March 31, 2020

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a diversified open-end management company. The Fund commenced operations on May 8, 2019. The Fund offers Class A and Class C shares. As of March 31, 2020, the Fund had no Class C shares outstanding.

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Premium Amortization on Purchased Callable Debt Securities,” which amends the amortization period to the earliest call date for purchased callable debt securities held at a premium.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements.

ASU 2017-08 and ASU 2018-13 are effective for all entities for fiscal years beginning after December 15, 2018 and December 15, 2019, respectively, including interim periods therein. Early adoption is permitted and the Fund has adopted ASU 2018-13 and ASU 2017-08 with these financial statements.

The Fund’s adoption of ASU 2017-08 and ASU 2018-13 did not have a material effect on these financial statements.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in conjunction with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Corporate Bonds	$—	$880,342	$—	$880,342
Common Stocks	5,827,691	—	—	5,827,691
Short Term Investments	30,958	—	—	30,958
	$5,858,649	$880,342	$—	$6,738,991

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of March 31, 2020, there were no such reclassifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund may engage in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs.

At March 31, 2020, the Fund held no securities sold short.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period May 8, 2019 to March 31, 2020 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Written Options – Put	$19,449	$—

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

The effect of the derivative instruments on the Statement of Operations for the period May 8, 2019 to March 31, 2020, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the period:

Average notional value of:
Written Options	$126,313

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Strategic Asset Management, Ltd. (“SAM”), provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM earned, waived and reimbursed expenses for the period May 8, 2019 to March 31, 2020 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed
$108,481	$108,481	$18,472

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until May 1, 2021. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of March 31, 2020 are as follows:

Recoverable Reimbursements and Expiration Date
2023
$126,953

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund in consideration for distribution related services.

The Fund has adopted a shareholder services plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

For the period May 8, 2019 to March 31, 2020, the following fees under the Plans were incurred:

Class	Type of Plan	Fees Incurred
Class A Class A	12b—1 Shareholder Services	$24,654 —

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period May 8, 2019 (inception date) to March 31, 2020, the following fees were paid monthly by the Fund to CFS:

Administration	Transfer Agent
$31,232	$16,226

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. The officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period May 8, 2019 to March 31, 2020, were as follows:

Purchases	Sales
$35,000,940	$23,427,296

The above amounts do not include the following:

Proceeds from short sales	Sales of short securities
$156,271	$157,627

Premiums from Options Written	Options Bought Back
$ —	$29,563

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The tax character of distributions paid during the period May 8, 2019 to March 31, 2020 was as follows:

Period May 8, 2019 to March 31, 2020
Distributions paid from:
Ordinary income	$159,495

As of March 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed net investment income	$32,176
Other losses	(684,104)
Net unrealized appreciation (depreciation) on investments	(4,225,529)
$(4,877,457)

For tax purposes, the Fund had a current year post October capital loss of $684,104. This loss will be recognized on the first business day of the Fund’s fiscal year, April 1, 2020.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$10,964,431	$20,120	$(4,245,560)	$(4,225,440)

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sales.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

Period May 8, 2019 to March 31, 2020
Shares sold	1,154,935
Shares reinvested	15,886
Net increase (decrease)	1,170,821

NOTE 6 – RISKS AND BORROWINGS

The Fund may engage in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchased with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than if leverage had not been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

ANNUAL REPORT

OTG Latin America Fund

Notes to Financial Statements - continuedMarch 31, 2020

The Fund has a leverage agreement with Interactive Brokers. During the period May 8, 2019 to March 31, 2020, the Fund had no borrowings.

NOTE 7 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the period May 8, 2019 to March 31, 2020, the interest was as follows:

Outstanding Average Daily Balance	Weighted Average Interest Rate	Interest Paid	Maximum Amount Outstanding During the Year	Outstanding Balance at 3/31/2020
$21,497	1.85%	$398	$592,847	$ —

NOTE 8 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Management has evaluated subsequent events through the issuance of these financial statements and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

OTG Latin America Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of
OTG Latin America Fund and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of OTG Latin America Fund (the “Fund”), a series of the World Funds Trust, including the schedule of investments, as of March 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period May 8, 2019 (commencement of operations) through March 31, 2020, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations, the changes in its net assets, and the financial highlights for the period May 8, 2019 (commencement of operations) through March 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more funds in the World Funds Trust since 1995.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

ANNUAL REPORT

OTG Latin America Fund

Report of Independent Registered Public Accounting Firm - continued

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Non-Interested Trustees

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	30	ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	30	ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	30

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Officers Who Are Not Trustees

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Founder, Joot (investment management compliance and consulting), June 2018 to present; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.

Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (51) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies On Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filing on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2019, and held for the period ended March 31, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

OTG Latin America Fund

Fund Expenses (unaudited) - continued

	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Annualized Expense Ratio	Expenses Paid During the Period Ended* (3/31/20)
Class A Actual	$1,000.00	$ 627.41	2.17%	$ 8.83
Class A Hypothetical**	$1,000.00	$1,014.15	2.17%	$10.93

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses

Investment Adviser:

Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent and Administrator:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2020 and $0 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for 2020 and $0 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the OTG Latin America Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 5, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 5, 2020

* Print the name and title of each signing officer under his or her signature.